Average Annual Total Returns (Vanguard Capital Value Fund Participant)	Vanguard Capital Value Fund Vanguard Capital Value Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell 3000 Value Index Vanguard Capital Value Fund Vanguard Capital Value Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.16%	12.70%
Five Years	13.86%	15.34%
Ten Years	7.35%	7.26%